Note 46 (Tables)	6 Months Ended
Jun. 30, 2026
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration for non executive directors [Table Text Block]
The remuneration of non-executive directors for the first half of the 2026 and 2025 financial years is as follows, individually and by remuneration item:

REMUNERATION OF NON-EXECUTIVE DIRECTORS (THOUSANDS OF EUROS) (1)

	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology & Cybersecurity Committee	Other positions (2)	Total
									June 2026	June 2025
José Miguel Andrés Torrecillas	64	83	83	—	—	58	—	25	313	313
Jaime Caruana Lacorte	64	83	—	53	—	23	—	—	224	224
Enrique Casanueva Nárdiz	64	—	33	53	—	—	—	—	151	151
Sonia Dulá	64	—	33	36	7	—	—	—	140	151
Raúl Galamba de Oliveira	64	—	—	107	—	23	21	40	256	256
Belén Garijo López	64	83	—	—	—	23	—	—	171	171
Connie Hedegaard Koksbang	64	—	33	—	—	—	—	—	98	98
Lourdes Máiz Carro (3)	32	—	17	—	11	—	—	—	59	119
Jorge Montalbo Todolí (4)	32	—	17	—	—	—	—	—	49	—
Cristina de Parias Halcón (5)	64	—	—	—	—	23	21	—	109	109
Ana Peralta Moreno	64	—	22	18	21	—	—	—	126	119
Ana Revenga Shanklin	64	—	—	53	54	—	21	—	193	193
Carlos Salazar Lomelín (6)	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total	837	250	237	321	136	150	86	65	2,082	2,096
(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was last modified on April 29, 2026.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director who ceased to hold office on March 20, 2026. Remuneration in 2026 corresponding to the term of office during the financial year.
(4) Director appointed by the General Shareholders’ Meeting held on March 20, 2026. Remuneration in 2026 corresponding to the term of office during the financial year.
(5) Likewise, in the first half of the 2025 financial year, Cristina de Parias received €30 thousand and 7,593 BBVA shares, corresponding to deferred variable remuneration accrued in the 2019 financial year in her former position as a member of BBVA’s Senior Management.
(6) In addition, Carlos Salazar Lomelín received €118 thousand and €77 thousand in the first half of the 2026 and 2025 financial years, respectively, in attendance fees for meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México.

Remuneration system with deferred delivery of shares of non executive directors [Table Text Block]

REMUNERATION SYSTEM WITH DEFERRED DELIVERY OF SHARES FOR NON-EXECUTIVE DIRECTORS

During the first half of the 2026 and 2025 financial years, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in a value equivalent to 20% of the total annual fixed allowance in cash received by each of them in the 2025 and 2024 financial years, respectively. BBVA shares, in a number equivalent to the theoretical shares accumulated by each non-executive director, will be delivered to each beneficiary, where applicable, after the end of their respective term of office as a director for any reason other than serious dereliction of their duties.

	June 2026		June 2025
	Theoretical shares allocated (1)	Theoretical shares accumulated as of June 30	Theoretical shares allocated (1)	Theoretical shares accumulated as of June 30
José Miguel Andrés Torrecillas	6,257	164,642	10,930	158,385
Jaime Caruana Lacorte	4,489	118,758	7,959	114,269
Enrique Casanueva Nárdiz	3,022	6,916	3,894	3,894
Sonia Dulá	3,022	13,343	5,279	10,321
Raúl Galamba de Oliveira	5,120	54,255	8,944	49,135
Belén Garijo López	3,420	120,611	6,598	117,191
Connie Hedegaard Koksbang	1,952	12,539	3,410	10,587
Lourdes Máiz Carro (2)	2,381	—	4,159	81,136
Jorge Montalbo Todolí (3)	—	—	—	—
Cristina de Parias Halcón	2,181	5,096	2,915	2,915
Ana Peralta Moreno	2,381	54,253	4,159	51,872
Ana Revenga Shanklin	3,857	41,382	6,364	37,525
Carlos Salazar Lomelín	1,716	25,726	2,998	24,010
Jan Verplancke	2,145	46,515	3,747	44,370
Total	41,943	664,036	71,356	705,610
(1) The number of theoretical shares allocated has been calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders' Meetings of March 20, 2026 and March 21, 2025 which were €20.00 and €11.45 per share, respectively.
(2) Director who ceased to hold office on March 20, 2026. In application of the system, after the end of her term of office, she received a total of 83,517 BBVA shares, which is equivalent to the total number of theoretical shares accumulated up to that date.
(3) Director appointed by the General Shareholders' Meeting held on March 20, 2026, therefore the allocation of theoretical shares is not due until 2027.

Fixed remuneration of executive directors [Table Text Block]
The remuneration of executive directors for the first half of the 2026 and 2025 financial years is as follows, individually and by remuneration item:

ANNUAL FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2026 (1)	June 2025 (2)
Chair (Carlos Torres Vila)	1,555	1,482
Chief Executive Officer (Onur Genç)	1,390	1,390
Total	2,945	2,872

Pension commitments with executive directors [Table Text Block]

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2026	June 2025	June 2026	June 2025	June 2026	June 2025
Chair (Carlos Torres Vila)	243	236	105	118	31,969	27,898
Chief Executive Officer (Onur Genç)	—	—	154	110	—	—
Total	243	236	259	228	31,969	27,898
(1) Contributions recorded to meet pension commitments with executive directors in proportion to the first half of the 2026 and 2025 financial years. In the case of the Chair, these relate to the sum of the annual contribution to the retirement pension provided for in the BBVA Directors’ Remuneration Policy applicable in each financial year, in the proportional portion of the first half of the year, and the adjustment made to the "discretionary pension benefits" for the financial years 2025 and 2024, which were to be contributed in the 2026 and 2025 financial years, respectively, and to death and disability insurance premiums, in the proportional portion for the first half of each financial year. In the case of the Chief Executive Officer, the contributions reported correspond exclusively to the insurance premiums paid by the Bank, corresponding to the first half of each financial year, to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

Fixed remuneration of senior management [Table Text Block]
The remuneration of the Senior Management team as a whole, excluding executive directors, corresponding to the first half of the 2026 and 2025 financial years (16 members with such status as of June 30, 2026 and June 30, 2025), is indicated below by remuneration item:

FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2026 (1)	June 2025 (2)
Senior Management total	10,672	10,010
(1) In the first half of 2026 financial year, the fixed remuneration now includes the former fixed allowances for vehicle leasing and others.
(2) For comparative purposes, the total fixed remuneration for the first half of the 2025 financial year includes the amounts corresponding to the former fixed allowances for vehicle leasing and others received by the members of Senior Management, which in previous financial years were reported separately in the interim consolidated financial statements.

Pension commitments with senior management [Table Text Block]

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2026	June 2025	June 2026	June 2025	June 2026	June 2025
Senior Management total	2,303	2,123	634	528	53,494	42,254
(1) Contributions recorded to meet pension commitments with Senior Management in the proportional portion corresponding to the first half of the 2026 and 2025 financial years. These amounts are equal to the sum of the annual contributions to retirement pensions, prorated for the first half of the year, and the adjustments made to the "discretionary pension benefits" for the 2025 and 2024 financial years, which were to be contributed in the 2026 and 2025 financial years, respectively, and with the insurance premiums paid by the Bank to cover death and disability contingencies, prorated for the first half of each financial year.